Restructuring	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In 2017, Aon initiated the Restructuring Plan in connection with the sale of the Divested Business. The Restructuring Plan was intended to streamline operations across the organization and deliver greater efficiency, insight, and connectivity. The Company has incurred all remaining costs for the Restructuring Plan and the plan was closed in the fourth quarter of 2019.
The Restructuring Plan resulted in cumulative charges of $1,433 million, consisting of $619 million in workforce reduction, $119 million in technology rationalization costs, $69 million in lease consolidation costs, $53 million in non-cash asset impairments, and $573 million in other costs, including certain separation costs associated with the sale of the Divested Business. These charges are included in Compensation and benefits, Information technology, Premises, Depreciation of fixed assets, and Other general expense in the accompanying Consolidated Statements of Income. The Company eliminated 5,832 positions under the Restructuring Program.
The following table summarizes restructuring and related expenses by type that were incurred through the end of the Restructuring Plan (in millions):

	2019	2018	2017	Completed Plan Total
Workforce reduction	$205	$115	$299	$619
Technology rationalization (1)	39	47	33	119
Lease consolidation (1)	33	28	8	69
Asset impairments	14	13	26	53
Other costs associated with restructuring and separation (1) (2)	160	282	131	573
Total restructuring and related expenses	$451	$485	$497	$1,433

(1)
Total contract termination costs incurred under the Restructuring Plan associated with technology rationalizations, lease consolidations, and other costs associated with restructuring and separation for the twelve months ended December 31, 2019 were $0 million, $33 million, and $13 million, respectively; for the twelve months ended December 31, 2018 were $5 million, $25 million, and $85 million, respectively; and for the twelve months ended December 31, 2017 were $1 million, $8 million, and $3 million, respectively.

(2)
Other costs associated with the Restructuring Plan include those to separate the Divested Business, as well as moving costs, and consulting and legal fees. These costs are typically recognized when incurred.

The changes in the Company’s liabilities for the Restructuring Plan as of December 31, 2019 are as follows (in millions):

Restructuring Plan
Balance at December 31, 2018	$201
Expensed	418
Cash payments	(415)
Foreign currency translation and other	—
Balance at December 31, 2019	$204

The Company’s unpaid liabilities for the Restructuring Plan are included in both Accounts payable and accrued liabilities and Other non-current liabilities in the Consolidated Statement of Financial Position.